Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) (Details) - Schedule of Standardized Measure of Discounted Future Net Cash Flows (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Schedule of Standardized Measure of Discounted Future Net Cash Flows [Line Items]
Annual discount	10.00%
Predecessor [Member]
Schedule of Standardized Measure of Discounted Future Net Cash Flows [Line Items]
Annual discount		10.00%